Significant capital and funding transactions - Summary of Common Shares Issued (Parenthetical) (Detail) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Disclosure of classes of share capital [line items]
Book value of shares purchased for cancellation	$ 727	$ 348
Common shares [member]
Disclosure of classes of share capital [line items]
Fair value of shares purchased for cancellation	$ 727	$ 348
Average cost of shares purchased for cancellation	$ 104.02	$ 94.40
Book value of shares purchased for cancellation	$ 86	$ 45
Average book value of shares purchased for cancellation	$ 12.34	$ 12.25